SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

12. SHARE-BASED COMPENSATION

Share options

In March 2019, the Group approved the Share Incentive Plan (the “Plan”) under which the maximum aggregate number of ordinary shares that may be issued pursuant to all awards is 28,400,000 shares. The shares reserved may be increased automatically if and whenever the unissued shares reserved accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under the Plan immediately after each such increase shall equal to five percent (5%) of the then issued and outstanding shares.

The options will vest in accordance with the vesting schedules set out in the respective share option agreements with vesting period ranging from 0 to 10 years. The Group determined the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm. The Group did not grant any share options during the years ended December 31, 2023, 2024 and 2025.

A summary of options activities during the year ended December 31, 2025 is presented below:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2025	838,694	0.01	16.06	4.18	20,102
Granted	—	—	—
Exercised	(165,720)	0.01	12.72
Forfeited	(88,200)	0.01	12.72
Options outstanding at December 31, 2025	584,774	0.01	17.50	3.24	14,225
Options vested and expected to vest as of December 31, 2025	584,774	0.01	17.50	3.24	14,225
Options exercisable as of December 31, 2025	—	—	—	—	—

12. SHARE-BASED COMPENSATION - continued

Share options - continued

The total fair value of options vested during the years ended December 31, 2023, 2024 and 2025 were RMB12,071, RMB2,577 and RMB2,107 respectively. Total intrinsic value of options exercised for the years ended December 31, 2023, 2024 and 2025 were RMB41,271, RMB20,102 and RMB14,225 respectively.

The Group recognizes compensation expenses related to options over the estimated service period for each separate vesting portion of the award as if the award is in substance, multiple awards.

As of December 31, 2025, there was RMB1,731 of unrecognized compensation expenses related to options expected to be recognized over a weighted average period of 3.24 years.

Restricted Stock Units (“RSU”)

Under the Plan, the Group granted 970,400 RSUs to employees at an exercise price of nil per share during the year ended December 31, 2025. The vesting period of these RSUs ranged from 0 to 6 years. The RSUs are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested RSUs. In the event that the employment with the Group is terminated for any reason prior to vesting in the RSUs, the holder’s right to the unvested RSUs will terminate immediately. The non-vested RSUs will be repurchased by the Group at no cost.

The Group recognized compensation expense over the requisite service period for each separately vesting portion of the award as if the award is in substance, multiple awards. The aggregate fair values of RSUs are measured at the fair value of the Group’s ordinary shares on the grant date which were RMB39,977, RMB87,699 and RMB36,380 during the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2025, there was RMB56,937 unrecognized compensation cost related to RSUs which is expected to be recognized over a weighted average vesting period of 2.32 years. The weighted average granted fair value of the RSUs granted during the years ended December 31, 2023, 2024 and 2025 was RMB28.84, RMB40.61 and RMB37.49 per RSU, respectively.

12. SHARE-BASED COMPENSATION - continued

Restricted Stock Units (“RSU”) - continued

A summary of the RSUs activity during the year ended December 31, 2025 is presented below:

RSUs
Unvested balance at January 1, 2025	4,652,285
Granted	970,400
Vested	(1,738,471)
Forfeited	(463,637)
Unvested balance at December 31, 2025	3,420,577

The Group recognized RMB58,353, RMB53,217 and RMB39,218 of compensation expenses for all options and RSUs granted for the years ended December 31, 2023, 2024 and 2025, respectively.